Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Goodwill & Deferred tax (Details) - USD ($) $ in Millions		Jun. 30, 2023		Mar. 31, 2023	Dec. 31, 2022
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Goodwill		$ 17,655	[1]	$ 1,464	$ 16,039	[1]
Deferred tax assets	[1]	6,238			7,815
Deferred tax liabilities	[1]	15,955			16,186
Net deferred liability		$ (9,717)		$ (9,717)	$ (8,371)

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.